Finance Costs - Summary of Detailed Information About Finance Cost Explanatory (Detail) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Detailed Information About Finance Cost Explanatory [Line Items]
Other interest expense	$ 1.5	$ 1.5	$ 1.5
Unwinding of issuance costs of debt facilities and accretion of governmental loan benefits and discounts on environmental liabilities	18.8	13.8	10.3
Finance costs	48.6	68.5	63.8
Revolving Credit Facility [Member]
Disclosure Of Detailed Information About Finance Cost Explanatory [Line Items]
Interest expense	0.1	4.3	2.1
Revolving credit facility fees	1.6	1.2	2.2
Secured Term Loans Facility [Member]
Disclosure Of Detailed Information About Finance Cost Explanatory [Line Items]
Interest expense	24.1	43.0	41.0
Algoma Dock Term Loan [Member]
Disclosure Of Detailed Information About Finance Cost Explanatory [Line Items]
Interest expense	$ 2.5	$ 4.7	$ 6.7